                       Supplement dated June 16, 2000 to
         Statement of Additional Information ("SAI") Dated May 1, 2000
                      for Pacific Value Variable Annuity
                   Issued by Pacific Life Insurance Company

This Supplement amends the section entitled Separate Account Performance in the SAI as follows:

The Contract was not available prior to 1999. However, in order to help you understand how investment performance can affect your Variable Account Value, we are including performance information based on the historical performance of the Subaccounts.

The following table presents the annualized total return for each Variable Account for the period from each such Variable Account's commencement of operations through December 31, 1999. The accumulated value ("AV") reflects a Credit Enhancement of 3% and the deductions for all contractual fees and charges, but does not reflect the withdrawal charge, any nonrecurring fees and charges, any increase in the Risk Charge for an optional Death Benefit Rider, or any GIA Charge optional GIA Rider or any charges for premium and/or other taxes. The full withdrawal value ("FWV") reflects the Credit Enhancement and the deductions for all contractual fees and charges, but does not reflect any increase in the Risk Charge for an optional Death Benefit Rider, optional GIA Rider, any nonrecurring fees and charges, and any charges for premium and/or other taxes).

 The results shown in this section are not an estimate or guarantee of future investment performance.

                    Historical Separate Account Performance
       Annualized Rates of Return for Periods Ended December 31, 1999**
                   All numbers are expressed as a percentage

                                                                       Since
                                           1 Year         3 Year     Inception
                                        --------------  ----------- -----------
Variable Accounts                         AV     FWV     AV    FWV   AV    FWV
-----------------                       ------  ------  ----- ----- ----- -----
Aggressive Equity 4/17/96*.............  30.61   24.31  14.27 12.64 13.21 12.00
Emerging Markets 4/17/96*..............  57.48   51.18   3.28  1.27  1.43 (0.22)
Small-Cap Equity 10/1/99*..............                             33.10 26.80
Bond and Income 1/2/96*................  (4.97) (11.27)  5.41  3.49  3.49  2.04
Equity 1/2/96*.........................  42.08   35.78  28.61 27.33 27.96 27.20
Multi-Strategy 1/2/96*.................   9.78    3.48  14.70 13.08 13.60 12.51
Equity Income 1/2/96*..................  16.16    9.86  21.73 20.30 20.44 19.52
Growth LT 1/2/96*...................... 103.15   96.85  51.39 50.47 41.71 41.16
Mid-Cap Value 1/4/99*..................                              8.00  1.63
Equity Index 1/2/96*...................  23.68   17.38  27.11 25.80 25.24 24.42
Small-Cap Index 1/4/99*................                             22.69 16.31
REIT 1/4/99*...........................                              2.58 (3.79)
International Value 1/2/96*............  25.96   19.66  12.22 10.53 13.76 12.67
Government Securities 1/2/96*..........   0.55   (5.75)  5.35  3.43  4.37  2.95
Managed Bond 1/2/96*...................   0.59   (5.71)  5.50  3.58  4.81  3.41
Money Market 1/2/96*...................   7.62    1.32   5.07  3.14  4.70  3.30
High Yield Bond 1/2/96*................   5.53   (0.77)  4.79  2.84  5.98  4.63
Large-Cap Value 1/4/99*................                             14.48  8.11

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*  Date Variable Account commenced operations.
** Effective June 1, 1997 Morgan Stanley Asset Management became the Portfolio
   Manager of the International Portfolio. Effective May 1, 1998, Alliance Capital Management L.P. ("Alliance Capital") became the Portfolio Manager of the Aggressive Equity Portfolio and Goldman Sachs Asset Management became the Portfolio Manager of the Equity, and Bond and Income Portfolios; prior to May 1, 1998 some of the investment policies of the Aggressive Equity, Equity, and Bond and Income Portfolios and the investment objective of the Bond and Income Portfolio differed. Effective January 1, 2000, Alliance Capital became the Portfolio Manager of the Emerging Markets Portfolio and Mercury Asset Management US became the Portfolio Manager of the Equity Index and Small-Cap Index Portfolios.

The Diversified Research, International Large-Cap and I-Net Tollkeeper Subaccounts started operations after December 31, 1999 and there is no historical value available for the Subaccounts.

In order to help you understand how investment performance can affect your Variable Account Value, we are including performance information based on the historical performance of the Portfolios.

The Separate Account commenced operations as of January 2, 1996. Therefore, no historical performance data exists for the Subaccounts prior to that date. The following table represents what the performance of the Subaccounts would have been if the Subaccounts had been both in existence and invested in the corresponding Portfolio since the date of the Portfolio's (or predecessor series') inception or for the indicated time period. Nine of the Portfolios of the Fund available under the Contract have been in operation since January 4, 1988 (January 30, 1991 in the case of the Equity Index Portfolio, January 4, 1994 in the case of the Growth LT

Portfolio, April 1, 1996 in the case of the Aggressive Equity Portfolio and Emerging Markets Portfolios and January 4, 1999 in the case of the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Portfolios.). Historical performance information for each of the Equity Portfolio and the Bond and Income Portfolio is based in part on the performance of that Portfolio's predecessor; each predecessor series was a series of Pacific Corinthian Variable Fund and began its first full year of operations in 1984, the assets of which were acquired by the Fund on December 31, 1994. Because the Subaccounts had not commenced operations until January 2, 1996 or later, as indicated in the chart above, and because the Contracts were not available until 1999, these are not actual performance numbers for the Subaccounts or for the Contract.

These are hypothetical total return numbers based on accumulated value ("AV") and full withdrawal value ("FWV") that represent the actual performance of the Portfolios, adjusted to reflect a 3% Credit Enhancement and the deductions for the fees and charges applicable to the Contract; the FWV also includes applicable withdrawal charges. Any charge for non-recurring fees and charges, premium taxes and/or other taxes, an optional Death Benefit Rider and optional GIA Rider are not reflected in these data. The information presented also includes data representing unmanaged market indices.

 The results shown in this section are not an estimate or guarantee of future investment performance.

           Historical and Hypothetical Separate Account Performance
        Annualized Rates of Return for Periods Ended December 31, 1999
                   All numbers are expressed as a percentage

                                                                                Since
                            1 year*       3 years*    5 years*    10 years*  Inception*
                         --------------  ----------- ----------- ----------- -----------
Variable Accounts          AV     FWV     AV    FWV   AV    FWV   AV    FWV   AV    FWV
-----------------        ------  ------  ----- ----- ----- ----- ----- ----- ----- -----
Aggressive Equity.......  30.61   24.31  14.27 12.64                         13.21 12.00
Emerging Markets........  57.48   51.18   3.28  1.27                          1.43 (0.22)
Small-Cap Equity........  51.29   44.99  25.32 23.97 24.40 24.02 15.55 15.55 16.79 16.79
Bond and Income.........  (4.97) (11.27)  5.41  3.49  8.60  7.95  7.90  7.90  9.64  9.64
Equity..................  42.08   35.78  28.61 27.33 26.80 26.45 16.57 16.57 15.93 15.93
Multi-Strategy..........   9.78    3.48  14.70 13.08 15.65 15.14 10.35 10.35 10.83 10.83
Equity Income...........  16.16    9.86  21.73 20.30 22.50 22.09 13.52 13.52 14.04 14.04
Growth LT............... 103.15   96.85  51.39 50.47 40.31 40.08             35.11 34.95
Mid-Cap Value...........                                                      8.00  1.63
Equity Index............  23.68   17.38  27.11 25.80 27.32 26.98             18.87 18.87
Small-Cap Index.........                                                     22.69 16.31
REIT....................                                                      2.58 (3.79)
International Value.....  25.96   19.66  12.22 10.53 13.12 12.56  7.19  7.19  8.86  8.86
Government Securities...   0.55   (5.75)  5.35  3.43  6.82  6.12  6.33  6.33  6.76  6.76
Managed Bond............   0.59   (5.71)  5.50  3.58  7.22  6.53  6.89  6.89  7.29  7.29
Money Market............   7.62    1.32   5.07  3.14  4.58  3.82  3.87  3.87  4.19  4.19
High Yield Bond.........   5.53   (0.77)  4.79  2.84  8.16  7.50  9.28  9.28  8.51  8.51
Large-Cap Value.........                                                     14.48  8.11

Major Indices                                   1 year  3 years 5 years 10 years
-------------                                   ------  ------- ------- --------
CS First Boston Global High Yield Bond.........  3.28     5.37    9.07   11.06
Lehman Brothers Aggregate Bond................. (0.83)    5.73    7.73    7.69
Lehman Brothers Government Bond................ (2.25)    5.57    7.43    7.48
Lehman Brothers Government/Corporate Bond...... (2.15)    5.54    7.60    7.66
Lehman Brothers Long-Term Government/Corporate
 Bond.......................................... (7.64)    5.74    8.99    8.65
Morgan Stanley Capital International Europe,
 Australasia & Far East........................ 27.30    16.06   13.15    7.33
Morgan Stanley Capital International Emerging
 Markets Free.................................. 63.70     0.91   (0.13)   8.58
NAREIT Equity.................................. (4.62)   (1.82)   8.09    9.14
Russell Mid-Cap................................ 18.23    18.86   21.86   15.92
Russell 1000 Growth............................ 33.16    34.07   32.41   20.32
Russell 2000 Small-Stock....................... 21.26    13.08   16.69   13.40
Russell 2500................................... 24.15    15.72   19.43   15.05
Standard & Poor's 500 Composite Stock Price.... 21.04    27.56   28.55   18.20

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 * The performance of the Aggressive Equity, Equity Income, Multi-Strategy,
   Equity, Bond and Income, International Value and Emerging Markets Variable Accounts for a portion of this period occurred at a time when other Portfolio Managers managed the corresponding Portfolio in which each Variable Account invests. Effective January 1, 1994, J. P. Morgan Investment Management Inc. became the Portfolio Manager of the Equity Income and Multi-Strategy Portfolios; prior to January 1, 1994, some of the investment policies of the Equity Income Portfolio and the investment objective of the Multi-Strategy Portfolio differed. Effective June 1, 1997 Morgan Stanley Asset Management became the Portfolio Manager of the International Value Portfolio. Effective May 1, 1998, Alliance Capital Management L.P. became the Portfolio Manager of the Aggressive Equity Portfolio and Goldman Sachs Asset Management became the Portfolio Manager of the Equity and Bond and Income Portfolios; prior to May 1, 1998 some of the investment policies of the Aggressive Equity, Equity, and Bond and Income Portfolios and the investment objective of the Bond and Income Portfolio differed. Performance of the Equity Portfolio is based in part on the performance of the predecessor portfolio of Pacific Corinthian Variable Fund, which began its first full year of operations in 1984, the assets of which were acquired by the Fund on December 31, 1994. Effective January 1, 2000, Alliance Capital became the Portfolio Manager of the Emerging Markets Portfolio and Mercury Asset Management US became the Portfolio Manager of the Equity Index and Small-Cap Index Portfolios.

Form No. PV061600